Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures	Transactions and balances with associates and joint ventures are set out in the table below:

	2026	2025	2024
	$ million	$ million	$ million
Income statement items
Sales	13	10	14
Purchases	72	65	73
Balance sheet items
Group payables	—	2	2
Group receivables	1	1	2
Loans receivable	32	37	355
Cash flow items
Loans and equity contributions, net	46	84	134
Reduction in loans receivable in the year ended 30 June 2025 was primarily due to
Diageo's decision to exit several Distill Ventures businesses.
Other disclosures in respect of associates and joint ventures are included in note
6.
Schedule of amounts incurred by entity for provision of key management personnel services

	2026	2025	2024
	$ million	$ million	$ million
Salaries and short-term employee benefits	14	14	12
Annual incentive plan	8	8	4
Non-Executive Directors’ fees	2	2	2
Share-based payments(1)	8	17	7
Post-employment benefits	2	2	2
Termination payments	5	—	—
	39	43	27
(1)Time-apportioned fair value of unvested options and share awards.

Schedule of directors remuneration

	2026	2025	2024
	$ million	$ million	$ million
Salaries and short-term employee benefits	3	4	4
Annual incentive plan	2	3	1
Non-Executive Directors' fees	2	2	2
Shares vesting(1)	2	4	18
	9	13	25
(1)Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.